Finance income and expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Finance Income And Expense [Abstract]
Net foreign exchange rate gains on financial activities	$ 49,382	$ 0
Interest income on bank deposits	2,528	5,297
Other finance income	887	2,780
Finance income	52,797	8,077
Interest expense on credit facilities and financing obligations	116,035	88,283
Interest expense to related parties	65,098	71,073
Interest expense on lease liabilities	3,779	3,706
Net foreign exchange rate losses on financial activities	0	36,212
Other finance expenses	407	4
Finance expense	$ 185,319	$ 199,278